                                                    PROSPECTUS NOVEMBER 28, 2001

JPMORGAN FIXED INCOME FUNDS
SELECT CLASS SHARES


BOND FUND

BOND FUND II

FLEMING EMERGING MARKETS DEBT FUND

GLOBAL STRATEGIC INCOME FUND

INTERMEDIATE BOND FUND

SHORT TERM BOND FUND

STRATEGIC INCOME FUND

U.S. TREASURY INCOME FUND




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                                          [LOGO]JPMORGAN FLEMING
                                                                ASSET MANAGEMENT

CONTENTS

Bond Fund                                           1

Bond Fund II                                        6

Fleming Emerging Markets Debt Fund                 12

Global Strategic Income Fund                       17

Intermediate Bond Fund                             22

Short Term Bond Fund                               28

Strategic Income Fund                              33

U.S. Treasury Income Fund                          38

The Funds' Management and Administration           42

How Your Account Works                             44

   Buying Fund Shares                              44

   Selling Fund Shares                             45

   Other Information Concerning the Funds          46

   Distributions and Taxes                         46

Investments                                        48

Risk and Reward Elements                           50

Financial Highlights of the Funds                  53

How To Reach Us                            Back cover

JPMorgan BOND FUND


RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 48-52.

THE FUND'S OBJECTIVE

The Fund's seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity.

THE FUND'S MAIN
INVESTMENT STRATEGY

The Fund invests primarily in fixed income securities, including U.S. government and agency securities, corporate bonds, private placements, asset-backed and mortgage-backed securities, that it believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the management team will keep the Fund's duration within one year of that of the Salomon Smith Barney Broad Investment Grade Bond Index (currently about five years).

Up to 25% of assets may be invested in foreign securities, including 20% in debt securities denominated in foreign currencies of developed countries. The Fund typically hedges its non-dollar investments back to the U.S. dollar. At least 75% of assets must be invested in securities that, at the time of purchase, are rated investment-grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Investor Service Inc. (or unrated securities of comparable quality), including at least 65% A or better. No more than 25% of assets may be invested in securities rated B or BB (junk bonds).

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS

In managing the Fund, the adviser, J.P. Morgan Investment Management Inc. (JPMIM), employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk


[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund's objective and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. For securities owned by a fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. A fund's duration is generally shorter than a fund's average maturity because the maturity of a security only measures the time until final payment is due. The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.

THE FUND'S MAIN
INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund's share price and total return will vary in response to changes in interest rates. How well the Fund's performance compares to that of similar fixed income funds will depend on the success of the investment process. Long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position.

The Fund's asset-backed and mortgage-backed investments involve risk of losses due to prepayments that occur earlier or later than expected, like any bond, due to default. Because of the sensitivity of the Fund's mortgage related securities to changes in interest rates, the performance and duration of the Fund may be more volatile than if it did not hold these securities. The Fund may engage in active and frequent trading, leading to increased portfolio turnover and the possibility of increased capital gains.

Since the Fund may invest a portion of its assets in securities issued, denominated and traded in foreign currencies,


[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations.

To the extent the Fund invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuations or lack of adequate and accurate information.

If the interest rate on floating rate securities falls, the Fund's yield may decline and it may lose the opportunity for capital appreciation.

The Fund may use future contracts and other derivatives to help manage duration, yield curve exposures, and credit and spread volatility.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments.

[SIDENOTE]

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
-    WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO
- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS
-    WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

-    ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH
-    REQUIRE STABILITY OF PRINCIPAL

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares. Prior to September 10, 2001, the Fund had only one class of shares, and operated in a master-feeder structure. As of September 10, 2001, the Fund's existing share class was re-named "Institutional" and Select Class Shares was introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the Salomon Smith Barney Broad Investment Grade Bond Index, a widely recognized market benchmark. During these periods, the actual returns of Select Class Shares would have been slower than shown because Select Class Shares have higher expenses than Institutional Class Shares (or the Fund's predecessor).

Returns for the period 1/1/91 through prior 7/31/93 reflect performance of The Pierpont Bond Fund, the Fund's predecessor.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 6.48%

[CHART]

YEAR-BY-YEAR RETURNS(1,2)

1991      13.45%
1992       6.53%
1993       9.98%
1994      -2.68%
1995      18.42%
1996       3.30%
1997       9.29%
1998       7.54%
1999      -0.55%
2000      10.93%

----------------------------------
BEST QUARTER                6.30%
----------------------------------
                 2nd quarter, 1995
----------------------------------
WORST QUARTER              -2.38%
----------------------------------
                 1st quarter, 1994
----------------------------------

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2000

                                     PAST 1 YR.    PAST 5 YRS.   PAST 10 YRS.
-----------------------------------------------------------------------------
SELECT CLASS SHARES(2)                 10.93         6.02          7.45
-----------------------------------------------------------------------------
SALOMON SMITH BARNEY BROAD
INVESTMENT GRADE BOND INDEX
(NO EXPENSES)                          11.59         6.45           8.00
-----------------------------------------------------------------------------

(1)  THE FUND'S FISCAL YEAR END IS 10/31.

(2) THE PERFORMANCE SHOWN ABOVE IS FOR ISTITUTIONAL CLASS SHARES, WHICH ARE NOT OFFERED IN THIS PROSPECTUS. THE SELECTIVE AND INSTITUTIONAL CLASS SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES, HOWEVER, THE PERFORMANCE OF SELECT CLASS SHARES WOULD BE LOWER BECAUSE SELECT CLASS SHARES HAVE HIGHER EXPENSES THAN INSTITUTIONAL CLASS SHARES.

ESTIMATED INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


MANAGEMENT FEES                                                         0.30

DISTRIBUTION (RULE 12b-1) FEES                                          NONE

SHAREHOLDER SERVICE FEES                                                0.25

OTHER EXPENSES(1)                                                       0.18
------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                                0.73

FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                (0.04)
------------------------------------------------------------------------------
NET EXPENSES(2)                                                         0.69
------------------------------------------------------------------------------

(1)  "OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL
     YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.69% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/04.

EXAMPLE(4) The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and

-    net expenses through 9/7/04 and total operating expenses thereafter.

The example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.

                               1 YR.      3 YRS.      5 YRS.      10 YRS.
-------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)   70         221         394         895
-------------------------------------------------------------------------

JPMorgan BOND FUND II

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 48-52.

THE FUND'S OBJECTIVE

The Fund seeks to provide as high a level of income as is consistent with reasonable risk.

THE FUND'S MAIN
INVESTMENT STRATEGY

The Fund invests primarily in investment grade corporate bonds as well as other debt securities. Under normal market conditions, the Fund will invest at least 65% of its total assets in debt securities with at least an "A" rating or the equivalent from Moody's Investors Service, Inc. (Moody's), Standard & Poor's Corporation (S&P), or Fitch Investor's Service Inc. (Fitch) or in securities that are unrated but of comparable quality.

The Fund may also invest in debt securities rated as investment grade or higher by Moody's, S&P or Fitch, or the equivalent by another national rating organization or unrated securities of comparable quality.

The Fund may make substantial investments in foreign debt securities, including securities of issuers in emerging markets, as long as they meet the Fund's credit quality standards.

The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets, the Fund may put any amount of its assets in high-quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (except for its investment objective) without shareholder approval.

INVESTMENT PROCESS

The Fund develops an appropriate portfolio strategy by selecting among various sectors (for example, corporate bonds, U.S. government debt, mortgage-backed securities or asset-backed securities) and securities. When making these selections, the adviser uses a relative value investment approach as well as extensive analyses of the securities' creditworthiness and structures. The adviser, J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)), seeks to spread the Fund's investments across a variety of sectors to maximize diversification and liquidity. The adviser also actively manages the duration of the Fund's portfolio.

In determining if a sector or security is relatively undervalued, the adviser looks to whether different sectors and securities are appropriately priced given their risk characteristics and the fundamental (such as economic growth or inflation outlook) and technical (such as supply and demand) factors in the market at any point in time. The adviser may change the emphasis that they place on each of these factors from time to time. In addition, research plays an important role in the adviser's relative value investment process. The research effort incorporates both fundamental and quantitative analysis.

In determining whether to sell a debt security, the adviser will use the same type of analysis that it uses in buying debt securities in order to determine whether the debt security is still undervalued. This may include selling those securities which have appreciated to meet its target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The adviser considers several factors when choosing investments, including current yield, preservation of original investment, maturity, credit quality, ease of buying and selling and yield to maturity. The adviser will adjust the portfolio as market conditions change.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio. The adviser will change the actual maturities according to changes in the market.

[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

THE FUND'S MAIN
INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund's share price and total return will vary in response to changes in interest rates. How well the Fund's performance compares to that of similar fixed income funds will depend on the success of the investment process.

Long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

The Fund's mortgage-backed investments involve risk of losses due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Because of the sensitivity of the Fund's mortgage related securities to changes in interest rates, the performance and duration of the Fund may be more volatile than if it did not hold these securities.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

To the extent the Fund invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuations or lack of adequate and accurate information.

The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa3 by Moody's or BBB- by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

[SIDNOTE]

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:

-    WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO

- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS

-    WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

-    ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH

-    REQUIRE STABILITY OF PRINCIPAL

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Select Class Shares (formerly Institutional Class Shares prior to September 10, 2001) has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past year, five years and ten years. It compares that performance to the Lehman Aggregate Bond Index, a widely recognized market benchmark, and the Lipper Corporate Debt A-Rated Funds Index.

All Fund shares outstanding prior to February 16, 2001 were renamed Institutional Class Shares. On January 1, 1997, the Fund received the assets of three common trust funds which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of one of the common trust funds whose assets were transferred to the Fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 7.36%.

[CHART]

YEAR-BY-YEAR RETURNS(1)

1991        15.53%
1992         6.46%
1993        11.40%
1994        -3.83%
1995        18.51%
1996         3.20%
1997         8.81%
1998         7.94%
1999        -1.05%
2000        10.08%

BEST QUARTER                 6.07%
-----------------------------------
                 3rd quarter, 1991
-----------------------------------
WORST QUARTER               -2.76%
-----------------------------------
                 1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS (%)
For the periods ending December 31, 2000

                                     PAST 1 YEAR   PAST 5 YEARS  PAST 10 YEARS
------------------------------------------------------------------------------
SELECT CLASS SHARES                     10.08         5.71           7.50
------------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX             11.63         6.46           7.96
------------------------------------------------------------------------------
LIPPER CORPORATE DEBT A-RATED
FUNDS INDEX                             10.31         5.49           7.72
------------------------------------------------------------------------------

(1)  THE FUND'S FISCAL YEAR END IS 10/31.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                                         0.30

DISTRIBUTION (RULE 12b-1) FEES                                          NONE

SHAREHOLDER SERVICE FEES                                                0.25

OTHER EXPENSES(1)                                                       0.19
-----------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         0.74
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.14)
-----------------------------------------------------------------------------
NET EXPENSES(2)                                                         0.60
-----------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.60% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/02.

EXAMPLE This example helps you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year and

-    net expenses through 9/7/02 and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------
SELECT CLASS SHARES ($)           61         222         398         905
----------------------------------------------------------------------------

JPMorgan FLEMING EMERGING MARKETS DEBT FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 48-52.

THE FUND'S OBJECTIVE

The Fund's goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers.

THE FUND'S MAIN
INVESMENT STRATEGY

The Fund invests primarily in debt securities that it believes have the potential to provide a high total return from countries whose economies or bond markets are less developed. This designation currently includes most countries in the world except Australia, Canada, Hong Kong, Japan, New Zealand, the U.S., the United Kingdom, and most western European countries. Issuers of portfolio securities may include foreign governments, corporations, and financial institutions. These securities may be of any maturity and quality, but under normal market conditions the Fund's duration will generally range between three and five years, similar to that of the Emerging Markets Bond Index Global. The Fund does not have any minimum quality rating and may invest without limit in securities that are rated in the lowest rating categories sometimes called junk bonds (or the unrated equivalent).

In addition to the investment process described below, the adviser makes country allocation decisions, based primarily on financial and economic forecasts and other macro-economic factors.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS

In managing the Fund the adviser, J.P. Morgan Investment Management Inc. (JPMIM), employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the adviser

[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.

-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

makes buy and sell decisions according to the Fund's objective and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. For securities owned by the Fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The Fund's duration is generally shorter than the Fund's average maturity because the maturity of a security only measures the time until final payment is due. The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.

THE FUND'S MAIN
INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund's share price and total return will vary in response to changes in interest rates. How well the Fund's performance compares to that of similar fixed income funds will depend on the success of the investment process.

The Fund may use future contracts and other derivatives to help manage duration, yield curve exposures, and credit and spread volatility. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments.

Because the Fund is non-diversified and may invest more than 5% of its assets in a single issuer and its primary securities combine the risks of emerging markets and low credit quality, its performance is likely to be more volatile than that of other fixed income investments. These risks and fund volatility are likely to be compounded when the Fund concentrates its investments in a small number of countries.

Because the Fund invests primarily in securities of issuers outside the United States, an investment in the Fund is riskier than an investment in U.S. markets. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations.

To the extent the Fund invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuations or lack of adequate and accurate information.

The Fund may engage in active and frequent trading, leading to increased portfolio turnover and the possibility of increased capital gains.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

Since the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position. Investors should be prepared to ride out periods of negative return.

[SIDENOTE]

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

-    WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO

- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS

-    WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS

-    WANT TO ADD A NON-U.S. INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

-    ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH

-    REQUIRE STABILITY OF PRINCIPAL

- ARE NOT PREPARED TO ACCEPT A HIGHER DEGREE OF RISK THAN MOST TRADITIONAL BOND FUNDS

-    ARE UNCOMFORTABLE WITH THE RISKS OF INTERNATIONAL INVESTING

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance with respect to the Fund's shares. Prior to September 10, 2001, the Fund had only one class of shares, and operated in a master-feeder structure. As of September 10, 2001, the Fund's existing share class was re-named "select". The bar chart indicates some of the risks of investing in the Fund by showing the performance of the Fund's Select Class Shares from year to year for each of the last three calendar years. The table indicates some of the risks by showing the Fund's average annual returns for the past year and the life of the Fund. It compares the Fund's performance to the Emerging Markets Bond Index Global. This broad-based unmanaged index tracks total return for U.S. dollar denominated emerging markets debt, including Brady bonds, Eurobonds and loans. The Emerging Markets Bond Index Global is a more diverse index that includes more countries.

The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS -1.14%.

[CHART]

YEAR BY YEAR TOTAL RETURNS (1,2)

1998       -15.93%
1999        25.97%
2000        15.23%

-----------------------------------
BEST QUARTER                14.16%
-----------------------------------
                 4th quarter, 1999
-----------------------------------
WORST QUARTER              -21.73%
-----------------------------------
                 3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS (%)(3)

Shows performance over time, for periods ended December 31, 2000(1)

                                           PAST 1 YR.   LIFE OF FUND(1)
-----------------------------------------------------------------------
SELECT CLASS SHARES                          15.23         7.01
-----------------------------------------------------------------------
EMERGING MARKETS BOND INDEX
GLOBAL (NO EXPENSES)                         14.41         8.53
-----------------------------------------------------------------------

(1) THE FUND COMMENCED OPERATIONS ON 4/17/97. PERFORMANCE FOR THE EMERGING MARKETS BOND INDEX GLOBAL IS AS OF 4/30/97.

(2) THE FUND'S FISCAL YEAR END IS 7/31. PRIOR TO 1999, THE FUND'S FISCAL YEAR END WAS 12/31.

(3)  FOR THE CALENDAR YEAR.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

MANAGEMENT FEES                                                   0.70

DISTRIBUTION (RULE 12b-1) FEES                                    NONE

SHAREHOLDER SERVICE FEES                                          0.25
OTHER EXPENSES(1)                                                 1.07
-----------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                          2.02

FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                          (0.77)

NET EXPENSES(2)                                                   1.25
-----------------------------------------------------------------------

EXAMPLE This example helps you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and

-    net expenses through 9/7/04 and total operating expenses thereafter.

This example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.

                                1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)     127        397         861         2,150
--------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.

(2) REFLECTS AN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 1.25% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/04.

JPMorgan GLOBAL STRATEGIC INCOME FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 48-52.

THE FUND'S OBJECTIVE

The Fund seeks to provide high total return from a portfolio of fixed income securities of foreign and domestic issuers.

THE FUND'S MAIN
INVESTMENT STRATEGY

The Fund invests in a wide range of debt securities from the U.S. and other markets, both developed and emerging. Issuers may include governments, corporations, financial institutions, and supranational organizations that the Fund believes have the potential to provide a high total return over time.

At least 40% of assets must be invested in securities that, at the time of purchase, are rated investment grade or better by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch, Inc. or which are unrated securities of comparable quality.

The balance of assets must be invested in securities rated B or higher at the time of purchase (or the unrated equivalent), except that the Fund's emerging market component has no minimum quality rating and may invest without limit in securities that are in the lowest rating categories (or the unrated equivalent).

The adviser uses the following model sector allocation as a basis for its sector allocation, although the actual allocations are adjusted periodically within the indicated ranges.

-  12% international non-dollar
   (range 0-25%)

-  35% public/private mortgages
   (range 20-45%)

-  15% public/private corporates
   (range 5-25%)

-  15% emerging markets
   (range 0-25%)

-  23% high yield corporates
   (range 13-33%)

Within each sector, a dedicated team handles securities selection. The Fund typically hedges its non-dollar investments in developed countries back to the U.S. dollar.

The Fund may invest in floating rate securities whose interest rate adjusts automatically whenever a specified interest rate changes.

The Fund may also invest in high-quality, short-term money market instruments and derivatives, which are investments that have a value based on another investment exchange rate or index.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS

In managing the Fund, J.P. Morgan Investment Management Inc. (JPMIM),the adviser, employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund's objective and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. For securities owned by the Fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.

THE FUND'S MAIN
INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund's share price and total return will vary in response to changes in interest rates. How well the Fund's performance compares to that of similar fixed income funds will depend on the success of the investment process.

Since the Fund may invest a portion of its assets in securities issued, denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations.

Because of credit and foreign and emerging market investment risks, the Fund's performance is likely to be more volatile than that of most fixed income funds.

[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

To the extent the Fund invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuations or lack of adequate and accurate information.

The Fund's asset-backed and mortgage-backed investments involve risk of losses due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Because of the sensitivity of the Fund's mortgage related securities to changes in interest rates, the performance and duration of the Fund may be more volatile than if it did not hold these securities.

Because the Fund seeks higher returns by investing in junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position. Investors should be prepared for risks that exceed those of more traditional bond funds.

The Fund may use future contracts and other derivatives to help manage duration, yield curve exposures, and credit and spread volatility. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments.

[SIDENOTE]

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

-    WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO

- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF A TYPICAL INTERMEDIATE BOND FUND

-    WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS

-    WANT TO ADD A NON-U.S. INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO.

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

-    ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH

-    HAVE A SHORT-TERM INVESTMENT HORIZON

-    ARE ADVERSE TO BELOW INVESTMENT GRADE SECURITIES

-    REQUIRE STABILITY OF PRINCIPAL

-    ARE UNCOMFORTABLE WITH THE RISKS OF INTERNATIONAL INVESTING

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares. Prior to September 10, 2001, the Fund had only one class of shares, and operated in a master-feeder structure. As of September 10, 2001, the Fund's existing share class was re-named "Institutional" and Select Class Shares was introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year over the past three calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year and the life of the Fund. It compares that performance to the Lehman Brothers Aggregate Bond Index, a widely recognized market benchmark. During these periods, the actual returns of Select Class Shares would have been lower than shown because Select Class Shares have higher expenses than Institutional Class Shares.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 0.58%

[CHART]

YEAR-BY-YEAR RETURNS(1,2,3)

1998         2.59%
1999         2.51%
2000         7.98%

-----------------------------------
BEST QUARTER                 3.13%
-----------------------------------
                 1st quarter, 1998
-----------------------------------
WORST QUARTER               -1.45%
-----------------------------------
                 3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2000(1)

                                                 PAST 1 YR.    LIFE OF FUND
---------------------------------------------------------------------------
SELECT CLASS SHARES(3)                               7.98          6.05
---------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND
INDEX (NO EXPENSES)                                 11.63          7.84
---------------------------------------------------------------------------

(1) THE FUND COMMENCED OPERATIONS ON 3/17/97 AND PERFORMANCE IS CALCULATED AS OF 3/31/97.

(2)  THE FUND'S FISCAL YEAR END IS 10/31.

(3) THE PERFORMANCE SHOWN ABOVE IS FOR INSTITUTIONAL CLASS SHARES, WHICH ARE NOT OFFERED IN THIS PROSPECTUS. THE SELECT AND INSTITutIONAL
     CLASS SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES, HOWEVER, THE PERFORMANCE OF SELECT CLASS SHARES WOULD BE LOWER BECAUSE SELECT CLASS SHARES HAVE HIGHER EXPENSES THAN INSTITutIONAL CLASS SHARES.

ESTIMATED INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                                         0.45

DISTRIBUTION (RULE 12b-1) FEES                                          NONE

SHAREHOLDER SERVICE FEES                                                0.25

OTHER EXPENSES(1)                                                       0.75
-----------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                                1.45

FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                (0.45)
-----------------------------------------------------------------------------
NET EXPENSES(2)                                                         1.00

(1)  "OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL
     YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 1.00% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/04.

EXAMPLE This example helps you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and

-    net expenses through 9/7/04 and total operating expenses thereafter.

This example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.

                                1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)    102         318         656         1,612
--------------------------------------------------------------------------

JPMorgan INTERMEDIATE BOND FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 48-52.

THE FUND'S OBJECTIVE

The Fund seeks as high a level of income as possible as is consistent with reasonable risk.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund will invest at least 65% of its total assets in a broad range of investment-grade debt securities. These include debt securities issued by the U.S. government and its agencies and authorities, investment-grade corporate bonds and other fixed income securities.

The Fund may also invest in debt securities rated as investment grade or higher by Moody's Investors Service, Inc. (Moody's), Standard & Poor's Corporation (S&P) or Fitch, Inc. (Fitch), or the equivalent by another national rating organization or unrated securities of comparable quality.

The Fund's dollar-weighted average maturity is between three and ten years.

The Fund may make substantial investments in foreign debt securities, including securities of issuers in developing countries, as long as they meet the Fund's credit quality standards.

The Fund may invest in floating rate securities, the interest rates of which adjust automatically whenever a specified interest rate changes, and in variable rate securities, the interest rates of which are changed periodically.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets, the Fund may put any amount of its assets in high quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (except for its investment objective) without shareholder approval.

INVESTMENT PROCESS

The Fund develops an appropriate portfolio strategy by selecting among various sectors (for example, corporate bonds, U.S. government debt, mortgage-backed securities or asset-backed securities) and securities. When making these selections, the adviser uses a relative value investment approach as well as extensive analyses of the securities' creditworthiness and structures. The adviser, J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM), seeks to spread the Fund's investments across a variety of sectors to maximize diversification and liquidity.

The adviser also actively manages the duration of the Fund's portfolio.

In determining if a sector or security is relatively undervalued, the adviser looks to whether different sectors and securities are appropriately priced given their risk characteristics and the fundamental (such as economic growth or inflation outlook) and technical (such as supply and demand) factors in the market at any point in time. The adviser may change the emphasis that they place on each of these factors from time to time. In addition, research plays an important role in the adviser's relative value investment process. The research effort incorporates both fundamental and quantitative analysis.

In determining whether to sell a debt security, the adviser will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still undervalued. This may include selling those securities which have appreciated to meet their target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The adviser considers several factors when choosing investments, including current yield, preservation of original investment, maturity, credit quality, ease of buying and selling and yield to maturity. The adviser will adjust the portfolio as market conditions change.

[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

THE FUND'S MAIN
INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund's share price and total return will vary in response to changes in interest rates. How well the Fund's performance compares to that of similar fixed income funds will depend on the success of the investment process. Long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

The Fund's mortgage-backed investments involve risk of losses due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Because of the sensitivity of the Fund's mortgage related securities to changes in interest rates, the performance and duration of the Fund may be more volatile than if it did not hold these securities.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

To the extent the Fund invests in foreign securities it could lose money because of foreign government actions, political instability, currency fluctuations or lack of adequate and accurate information.


[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa3 by Moody's or BBB- by S&P may have fewer protective provisions and are generally riskier than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

[SIDENOTE]

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

-    WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO

- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS

-    WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

-    ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH

-    REQUIRE STABILITY OF PRINCIPAL

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Select Class Shares (formerly Institutional Class Shares prior to September 10, 2001) has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past year, five years and ten years. It compares that performance to the Lehman Intermediate Gov't/Credit Index and Lehman Aggregate Bond Index, widely recognized market benchmarks, and the Lipper Intermediate Investment Grade Debt Funds Index.

All Fund shares outstanding prior to February 16, 2001 were renamed Institutional Class Shares. On January 1, 1997, the Fund received the assets of a common trust fund which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets.

Past performance does not predict how this Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 5.95%.

[CHART]

YEAR-BY-YEAR RETURNS(1)

1991      16.06%
1992       6.38%
1993      10.41%
1994      -5.37%
1995      18.39%
1996       1.92%
1997       7.93%
1998       7.22%
1999      -0.32%
2000      10.22%

---------------------------------
BEST QUARTER                6.32%
---------------------------------
                2nd quarter, 1995
---------------------------------
WORST QUARTER              -3.78%
---------------------------------
                1st quarter, 1994
---------------------------------

AVERAGE ANNUAL TOTAL RETURNS (%)

For the periods ending December 31, 2000

                                         PAST 1 YEAR   PAST 5 YEARS  PAST 10 YEARS
----------------------------------------------------------------------------------
SELECT CLASS SHARES                          10.22         5.32          7.07
----------------------------------------------------------------------------------
LEHMAN INTERMEDIATE GOV'T/CREDIT INDEX       10.12         6.11          7.36
----------------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX                  11.63         6.46          7.96
----------------------------------------------------------------------------------
LIPPER INTERMEDIATE INVESTMENT
GRADE DEBT FUNDS INDEX                       10.58         5.86          7.52
----------------------------------------------------------------------------------

(1)  THE FUND'S FISCAL YEAR END IS 10/31.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of the Select Class Shares before and after reimbursement are shown below.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                                         0.30

DISTRIBUTION (RULE 12b-1) FEES                                          NONE

SHAREHOLDER SERVICE FEES                                                0.25

OTHER EXPENSES(1)                                                       0.20
----------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         0.75

FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                                 --
----------------------------------------------------------------------------
NET EXPENSES(2)                                                         0.75
----------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 0.75% OF THEIR AVERAGE DAILY NET ASSETS THROUGHT 9/7/02.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and

-    net expenses through 9/7/02 and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)       77         240         417         930
---------------------------------------------------------------------------

JPMorgan SHORT TERM BOND FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 48-52.

THE FUND'S OBJECTIVE

The Fund seeks to provide high total return, consistent with low volatility of principal.

THE FUND'S MAIN
INVESTMENT STRATEGY

The Fund invests primarily in fixed income securities, including U.S. government and agency securities, domestic and foreign corporate bonds, private placements, asset-backed and mortgage-related securities, and money market instruments, that it believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the Fund's duration will range between one and three years, similar to that of the Merrill Lynch 1-3 Year Treasury Index.

The Fund may make substantial investments in foreign debt securities, including 20% in debt securities denominated in foreign currencies of developed countries. The Fund typically hedges its non-dollar investments back to the U.S. dollar.

At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch, Inc., including at least 75% A or better. It also may invest in unrated securities of comparable quality. No more than 10% of assets may be invested in securities rated B or BB (junk bonds).

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS

In managing the Fund, the adviser, J.P. Morgan Investment Management Inc. (JPMIM) employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which

[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the portfolio managers make buy and sell decisions according to the Fund's goal and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. For securities owned by a fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. A fund's duration is generally shorter than a fund's average maturity because the maturity of a security only measures the time until final payment is due. The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.

THE FUND'S MAIN
INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

Although any rise in interest rates is likely to cause a fall in the price of bonds, the Fund's comparatively short duration is designed to help keep its share price within a relatively narrow range. Because it seeks to minimize risk, the Fund will generally offer less income, and during periods of declining interest rates, may offer lower total returns than bond funds with longer durations.

The Fund's asset-backed and mortgage-backed investments involve risk of losses due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Because of the sensitivity of the Fund's mortgage related securities to changes in interest rates, the performance and duration of the Fund may be more volatile than if it did not hold these securities. The Fund uses futures contracts and other derivatives to help manage duration, yield curve exposure, and credit and spread volatility.

The Fund may use future contracts and other derivatives to help manage duration, yield curve exposures, and credit and spread volatility. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED, OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position.

Since the Fund may invest a portion of its assets in securities issued, denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations.

To the extent the Fund invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information.

The Fund may engage in active and frequent trading, leading to increased portfolio turnover and the possibility of increased capital gains.

If the interest rate on floating rate securities falls, the Fund's yield may decline and it may lose the opportunity for capital appreciation.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

[SIDENOTE]

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

-    WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO

- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS

-    WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

-    ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH

-    REQUIRE STABILITY OF PRINCIPAL

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares. Prior to September 10, 2001, the Fund had only one class of shares, and operated in a master-feeder structure. As of September 10, 2001, the Fund's existing share class was re-named "Institutional" and Select Class Shares was introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year over the past seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund. It compares that performance to the Merrill Lynch 1-3 Year Treasury Index, a widely recognized market benchmark. During these periods, the actual returns of Select Class Shares would have been lower than shown because Select Class Shares have higher expenses than Institutional Class Shares (or the Fund's predecessor).

For the period 7/31/93 through 9/30/93, the returns reflect performance of the Pierpont Short Term Bond Fund, the Fund's predecessor.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 6.70%

[CHART]

YEAR-BY-YEAR RETURNS(1,2,3)

1994        0.36%
1995       10.80%
1996        5.10%
1997        6.40%
1998        7.04%
1999        3.21%
2000        7.23%

----------------------------------
BEST QUARTER                 3.36%
----------------------------------
                 2nd quarter, 1995
----------------------------------
WORST QUARTER               -0.47%
----------------------------------
                 1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2000(1,2)

                                     PAST 1 YR.    PAST 5 YRS.   LIFE OF FUND
-----------------------------------------------------------------------------
SELECT CLASS SHARES(3)                  7.23         5.79           5.55
-----------------------------------------------------------------------------
MERRILL LYNCH 1-3 YEAR TREASURY
INDEX (NO EXPENSES)                     8.00         5.92           5.76
-----------------------------------------------------------------------------

(1)  THE FUND'S SELECT FEEDER COMMENCED OPERATIONS ON 7/31/93.

(2)  THE FUND'S FISCAL YEAR END IS 10/31.

(3) THE PERFORMANCE SHOWN ABOVE IS FOR INSTITUTIONAL CLASS SHARES, WHICH ARE NOT OFFERED IN THIS PROSPECTUS. THE SELECT AND INSTITUTIONAL CLASS SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES, HOWEVER, THE PERFORMANCE OF SELECT CLASS SHARES WOULD BE LOWER BECAUSE SELECT CLASS SHARES HAVE HIGHER EXPENSES THAN INSTUTIONAL CLASS SHARES.

ESTIMATED INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                                         0.25

DISTRIBUTION (RULE 12b-1) FEES                                          NONE

SHAREHOLDER SERVICE FEES                                                0.25

OTHER EXPENSES(1)                                                       0.30
----------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                                0.80

FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                (0.20)
----------------------------------------------------------------------------
NET EXPENSES(2)                                                         0.60
----------------------------------------------------------------------------

(1)  "OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL
     YEAR.

(2) REFLECTS AN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.60% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/04.

EXAMPLE This example helps you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and

-    net expenses through 9/7/04 and total operating expenses thereafter.

This example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.

                               1 YR.      3 YRS.      5 YRS.      10 YRS.
-------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)    61         192         382         931
-------------------------------------------------------------------------

JPMorgan STRATEGIC INCOME FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 48-52.

THE FUND'S OBJECTIVE

The Fund seeks a high level of income.

THE FUND'S MAIN
INVESTMENT STRATEGY

The Fund invests primarily in a diversified portfolio of securities denominated in U.S. dollars. The investments are primarily in the following market sectors:

- Investment-grade debt securities issued by U.S. issuers, including the U.S. government, its agencies and authorities and U.S. companies.

- The Fund may invest up to 30% of its total assets in issuers located in emerging market countries.

- Lower-rated high yield securities (junk bonds) of U.S. issuers. These include lower-rated convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

Under normal market conditions, the Fund will invest between 25% and 40% of its total assets in each of the three sectors. However, there is no limit on securities issued by the U.S. government or its agencies or authorities.

The Fund may invest in a variety of U.S. government debt securities, including securities which are not supported by the full faith and credit of the U.S. Treasury. All or a substantial portion of the Fund's investments in U.S. government debt securities may be in mortgage-related securities.

The Fund's investments in foreign debt securities may include obligations issued by international organizations like the World Bank. They may also include Brady Bonds, which are bonds issued under a program which enables debtor nations to restructure the debt that they owe foreign commercial banks, and other debt issued by emerging market governments as part of restructuring plans. The Fund's adviser, J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)), expects that the majority of emerging market obligations that the Fund buys will primarily be traded in international over-the-counter markets instead of local markets. Although the Fund intends to buy principally U.S. dollar-denominated securities, some of the Fund's foreign securities may be denominated and traded in other currencies. The Fund will not invest more than 25% of its total assets in debt securities of issuers in any one country other than the United States.

The Fund may borrow up to 10% of its total assets (including the amount borrowed) to buy additional securities. This is called "leveraging." The Fund can borrow money from banks and through reverse repurchase agreements or dollar rolls. Reverse repurchase agreements and dollar rolls will not be considered borrowings if the Fund earmarks liquid assets to cover its obligations on the reverse repurchase agreement or dollar rolls. The Fund will use leveraging only when the adviser believes that the returns available through leveraging will provide a potentially higher return.

The Fund may change any of these investment policies (except for its investment objective) without shareholder approval.

INVESTMENT PROCESS

In managing the Fund, the adviser employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund's objective and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. For securities owned by the Fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The Fund's duration may be shorter than the Fund's average maturity because the maturity of a security only measures the time until final payment is due. The strategists closely monitor the Fund and make tactical adjustments as necessary.

THE FUND'S MAIN
INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in Strategic Income Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund's share price and total return will vary in response to changes in interest rates. How well the Fund's performance compares to that of similar fixed income funds will depend on the success of the investment process.

Because of credit and foreign and emerging market investment risks, the Fund's performance is likely to be more volatile than that of most fixed income funds.

[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

Since the Fund may invest a portion of its assets in securities issued, denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations.

To the extent the Fund invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuations or lack of adequate and accurate information.

The Fund's asset-backed and mortgage-backed investments involve risk of losses due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Because of the sensitivity of the Fund's mortgage related securities to changes in interest rates, the performance and duration of the Fund may be more volatile than if it did not hold these securities.

Because the Fund seeks higher returns by investing in junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position. Investors should be prepared for risks that exceed those of more traditional bond funds.

Leveraging is a speculative technique which may expose the Fund to greater risk and increase its costs. Increases and decreases in the value of the Fund's portfolio will be more dramatic when the Fund is leveraging. The Fund will also have to pay interest on its borrowings, reducing the Fund's return. In addition, the Fund might be forced to sell portfolio securities when it would normally keep them in order to make interest payments.

[SIDENOTE]

WHO MAY WANT TO INVEST

THE FUND'S DESIGNED FOR INVESTORS WHO:

-    WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO

- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF A TYPICAL INTERMEDIATE BOND FUND

-    WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

-    ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH

-    HAVE A SHORT-TERM INVESTMENT HORIZON

-    ARE ADVERSE TO BELOW INVESTMENT GRADE SECURITIES

-    REQUIRE STABILITY OF PRINCIPAL

THE FUND'S PAST PERFORMANCE
This sections shows the Fund's performance record with respect to the Fund's Select Class Shares (formerly Institutional Class Shares prior to September 10,
2001). The bar chart shows how the performance of the Fund's shares has varied from year to year during the past two calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, and the life of the fund. It compares that performance to the Lehman Aggregate Bond Index, a widely recognized market benchmark, and the Lipper Multi-Sector Income Funds Index.

Past performance does not predict how this Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 1.38%

[CHART]

YEAR-BY-YEAR RETURNS(1,2)

1999         6.43%
2000         1.40%

BEST QUARTER                 2.90%
----------------------------------
                 4th quarter, 1999
----------------------------------
WORST QUARTER               -0.57%
----------------------------------
                 3rd quarter, 2000
----------------------------------


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2000(1)

                                                                   LIFE OF
                                                   PAST 1 YEAR      FUND
--------------------------------------------------------------------------
SELECT CLASS SHARES                                    1.40         3.32
--------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX (NO EXPENSES)             11.63         5.14
--------------------------------------------------------------------------
LIPPER MULTI-SECTOR INCOME FUNDS INDEX (NO EXPENSES)  -0.36         0.22
--------------------------------------------------------------------------

(1)  THE FUND COMMENCED OPERATIONS ON 11/30/98.

(2)  THE FUND'S FISCAL YEAR END IS 10/31.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEE                                                          0.50

DISTRIBUTION (RULE 12b-1) FEES                                          NONE

SHAREHOLDER SERVICE FEES                                                0.25

OTHER EXPENSES(1)                                                       1.65
-----------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                                2.40

FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                (1.40)
-----------------------------------------------------------------------------
NET EXPENSES(2)                                                         1.00
-----------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS AN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 1.00% OF AVERAGE DAILY NET ASSETS THROUGH 9/7/02.

EXAMPLE The example below is intended to help you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and

-    net expenses through 9/7/02 and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.

                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)     102        614         1,154       2,629
--------------------------------------------------------------------------

JPMorgan U.S. TREASURY INCOME FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 48-52.

THE FUND'S OBJECTIVE

The Fund seeks to provide investors with monthly dividends while still protecting the value of their investment.

THE FUND'S MAIN
INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 65% of its total assets in:

-    debt securities issued by the U.S. Treasury, and

- repurchase agreements in which the Fund receives these securities as collateral.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio. The adviser will change the actual duration according to changes in the market.

The Fund develops an appropriate portfolio strategy based on a forecast of the level and direction of interest rates. When making this forecast, the adviser also determines an outlook for the interest rate horizon, an expectation of market volatility levels and an outlook for yield curve shifts.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS

In managing the Fund, the adviser, J.P. Morgan Fleming Asset Management (USA) Inc (JPMFAM (USA)), employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund's objective and strategy.

Forecasting teams use fundamental economic factors to develop strategic

[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT;

-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

forecasts of the level and direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. For securities owned by the Fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The Fund's duration may be shorter than the Fund's average maturity because the maturity of a security only measures the time until final payment is due. The strategists closely monitor the Fund and make tactical adjustments as necessary.

THE FUND'S MAIN
INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in U.S. Treasury Income Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund's share price and total return will vary in response to changes in interest rates. How well the Fund's performance compares to that of similar fixed income funds will depend on the success of the investment process.

While the principal and payments on certain of the Fund's portfolio securities may be guaranteed, this does not mean that the market value of the security, or the value of Fund shares, is guaranteed.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems affecting those issuing the securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

-    WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO

- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS

-    WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS

-    ARE PURSUING A GOAL OF TOTAL RETURN

-    WANT TO ADD A FIXED INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO

- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF TYPICAL BOND FUNDS, BUT GENERALLY LESS THAN THAT OF STOCK FUNDS

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

-    ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH

-    REQUIRE STABILITY OF PRINCIPAL

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's Select Class Shares (formerly Institutional Class Shares prior to September 10,
2001). Because Institutional Class Shares were not launched until February 16, 2001, the performance shown is based on performance for Class A shares of the Fund. The bar chart shows how the performance of the Fund's shares has varied from year to year over the past ten calendar years. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past one, five and ten years. It compares that performance to the Lehman U.S. Gov't Bond Index and the Lehman U.S. Treasury Bond Index, two widely recognized market benchmarks, and the Lipper General U.S. Gov't Funds Index.

Past performance does not predict how this Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 7.65%.

[CHART]

YEAR-BY-YEAR RETURNS(1,2)

1991        14.79%
1992         5.87%
1993        10.32%
1994        -4.46%
1995        17.53%
1996         1.26%
1997         8.34%
1998         8.78%
1999        -2.96%
2000        12.61%

----------------------------------
BEST QUARTER                 5.87%
----------------------------------
                 2nd quarter, 1995
----------------------------------
WORST QUARTER               -2.98%
----------------------------------
                 1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS (%)

Shown performance over time, for periods ended December 31, 2000

                                       PAST 1 YEAR  PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------
SELECT CLASS SHARES(2)                    12.61         5.46           6.98
--------------------------------------------------------------------------------
LEHMAN U.S. GOV'T BOND INDEX
(NO EXPENSES)                             13.24         6.49           7.92
--------------------------------------------------------------------------------
LEHMAN U.S. TREASURY BOND INDEX
(NO EXPENSES)                             13.52         6.49           7.92
--------------------------------------------------------------------------------
LIPPER GENERAL U.S. GOV'T FUNDS INDEX
(NO EXPENSES)                             11.89         5.54           6.75
--------------------------------------------------------------------------------

(1)  THE FUND'S FISCAL YEAR END IS 10/31.

(2) THE PERFORMANCE SHOWN ABOVE IS FOR CLASS A SHARES, WHICH ARE NOT OFFERED IN THIS PROSPECTUS. THE SELECT AND CLASS A SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES, HOWEVER, THE PERFORMANCE OF CLASS A SHARES WOULD DIFFER ONLY TO THE EXTENT THAT CLASS A SHARES HAVE HIGHER EXPENSES THAN SELECT CLASS SHARES.

INVESTMENT EXPENSES FOR SELECT CLASS SHARES

The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                                         0.30

DISTRIBUTION (12b-1) FEES                                               NONE

SHAREHOLDER SERVICE FEES                                                0.25

OTHER EXPENSES(1)                                                       0.39
-----------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                                0.94
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                (0.39)
-----------------------------------------------------------------------------
NET EXPENSES(2)                                                         0.55
-----------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS AN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.55% OF THE SELECT CLASS SHARES' AVERAGE DAILY NET ASSETS THROUGH 9/7/02.

EXAMPLE This example helps you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and

-    net expenses through 9/7/02 and total operating expenses thereafter.

The example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)      56         261         482         1,119
---------------------------------------------------------------------------

THE FUNDS' MANAGEMENT AND ADMINISTRATION

The Bond Fund, Global Strategic Income Fund and Short Term Bond Fund are series of J.P. Morgan Institutional Funds. The Fleming Emerging Markets Debt Fund is a series of J.P. Morgan Funds. The Bond Fund II and Intermediate Bond Fund are series of Mutual Fund Select Group and the U.S. Treasury Income Fund and Strategic Income Fund are series of Mutual Fund Group. Each Trust is a Massachusetts business trust. The Trusts are all governed by the same trustees. The trustees are responsible for overseeing all business activities.

FUNDS' INVESTMENT ADVISERS

JPMIM is the investment adviser and makes the day-to-day investment decisions for the Bond, Fleming Emerging Markets Debt, Global Strategic Income and Short-Term Bond Funds. JPMIM is located at 522 5th Avenue, New York, NY 10036

JPMFAM (USA) is the investment adviser and makes the day-to-day investment decisions for the Bond Fund II, Intermediate Bond Fund, Strategic Income Fund and U.S. Treasury Income Fund. JPMFAM (USA) is located at 522 5th Avenue, New York, NY 10036. JPMFAM (USA) and JPMIM are wholly owned subsidiaries of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.

During the most recent fiscal year end, the advisers were paid management fees as shown below, as a percentage of average daily net assets:

                               FISCAL
FUND                           YEAR END      %
-----------------------------------------------
BOND FUND                      10/31/00    0.30
-----------------------------------------------
BOND FUND II                   10/31/00    0.30
-----------------------------------------------
EMERGING MARKETS DEBT FUND     7/31/01     0.70
-----------------------------------------------
GLOBAL STRATEGIC INCOME FUND   10/31/00    0.45
-----------------------------------------------
INTERMEDIATE BOND FUND         10/31/00    0.30
-----------------------------------------------
SHORT TERM BOND FUND           10/31/00    0.25
-----------------------------------------------
STRATEGIC INCOME FUND          10/31/00    0.50
-----------------------------------------------
U.S. TREASURY INCOME FUND      10/31/00    0.05
-----------------------------------------------

THE PORTFOLIO MANAGERS

The Funds are managed by a team of individuals at JPMIM or JPMFAM (USA), as applicable.

THE FUNDS' ADMINISTRATOR

JPMorgan Chase Bank (Administrator) provides administrative services and oversees the Funds' other service providers. The Administrator receives a pro rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.

The Funds have agreements with certain shareholder servicing agents (including JPMorgan Chase Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Select Class Shares of each Fund held by investors serviced by the shareholder servicing agent.

The advisers and/or distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUNDS' DISTRIBUTOR

J.P. Morgan Fund Distributors Inc. (JPMFD) is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You don't pay any sales charge (sometimes called a load) when you buy Select Class Shares in these Funds. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything a particular Fund owns, minus everything it owes, divided by the number of shares held by investors. Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing.

The NAV of each class of shares is calculated once each day at the close of regular trading on the New York Stock Exchange (NYSE). You'll pay the next NAV calculated after the JPMorgan Fund Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy shares in two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE OR FINANCIAL SERVICE FIRM

Tell your representative or firm which Funds you want to buy and he or she will contact us. Your representative or firm may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives or firms charge a single fee that covers all services. Your representative or firm may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS
SERVICE CENTER
Call 1-800-348-4782
Or
Complete the application form and mail it along with a check for the amount you want to invest to:

JPMORGAN FUNDS SERVICE CENTER,
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

The JPMorgan Funds Service Center accepts purchase orders on any business day that the NYSE is open. Normally, if the JPMorgan Funds Service Center receives your order in proper form by the close of regular trading on the NYSE, we will process your order at that day's price. All purchases of Select Class Shares must be paid by 4:00 p.m. Eastern time on the settlement date or the order will be canceled. Any funds received in connection with late orders will be invested on the following business day.

You must provide a Taxpayer Identification Number when you open an account. Each Fund has the right to refuse any purchase order or to cease offering shares for sale at any time.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. You cannot sell your shares until your check clears, which could take 15 calendar days after such shares were purchased. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. This could take more than seven business days.

Your purchase will be canceled if your check doesn't clear and you will be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the JPMorgan Funds Service Center doesn't receive payment by 4:00 p.m. Eastern time on the settlement date.

If you are planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays.

MINIMUM INVESTMENTS

Investors must buy a minimum of $1,000,000 worth of Select Class Shares in a Fund to open an account. There are no minimum levels for subsequent purchases. An investor can combine purchases of Select Class Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. The minimum investment may be less for certain investors. Current shareholders of Select Class Shares who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001 may purchase Select Class Shares of this and other Funds without regard to this minimum.

SELLING FUND SHARES

When you sell your shares you'll receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order in proper form. In order for you to receive that day's NAV, the JPMorgan Funds Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

We will need the names of the registered shareholders and your account number before we can sell your shares. We generally will wire the proceeds from the sale to your bank account on the day after we receive your request in proper form. We won't accept an order to sell shares if the Fund has not collected your payment for the shares. Federal law allows the Funds to suspend a sale or postpone payment for more than seven business days under unusual circumstances.

You will need to have signatures guaranteed for all registered owners or their legal representative if you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares.

You may sell your shares in two ways:

THROUGH YOUR FINANCIAL SERVICE FIRMS

Tell your firm which Funds you want to sell. They'll send all necessary documents to the JPMorgan Funds Service Center. Your firm might charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782. We'll send the proceeds by wire only to the bank account on our records.

REDEMPTIONS-IN-KIND

Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES

You can exchange your Select Class Shares for shares of the same class in certain other JPMorgan Funds. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the Funds you want to buy before making an exchange. Call 1-800-348-4782 for details.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information (SAI) to find out more about the exchange privilege.

EXCHANGING BY PHONE

You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Funds Service Center or your investment representative.

OTHER INFORMATION
CONCERNING THE FUNDS

We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below the minimum investment noted above for 30 days as a result of selling shares. We'll give you 60 days' notice before closing your account. This restriction does not apply to shareholders who hold Select Class Shares as a result of the reorganization of certain JPMorgan Funds in September 2001.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at time of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

You may write to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

Each Fund may issue multiple classes of shares. This prospectus relates only to Select Class Shares of the Funds. Each class may have different requirements for who may invest. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Bond Fund, Emerging Markets Debt Fund, Global Strategic Income Fund,

Intermediate Bond Fund, U.S. Treasury Income Fund and Short Term Bond Fund declare ordinary income dividends daily and pay them monthly. The Bond Fund II and Strategic Income Fund declares and pays ordinary income dividends monthly. Each of the Funds makes capital gains distributions, if any, once a year. Each Fund may declare an additional ordinary income dividend in a given year, depending on its tax situation. However, each Fund may also make fewer payments in a given year, depending on its investment results. Dividends and distributions consist of substantially all of a Fund's net investment income and net capital gain.

You have three options for your distributions. You may:

-    reinvest all of them in additional Fund shares;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

INVESTMENTS

This table discusses the customary types of investments which can be held by the Funds. In each case the related types of risk are listed on the following page (see below for definitions). This table reads across two pages.

/X/ Permitted (and if applicable, percentage limitation as a percentage of total assets)

/ / Permitted, but not a primary investment

+   Permitted, but no current intention of use

--  Not permitted


                                                                   SHORT           GLOBAL   EMERGING            U.S.        INTER-
                                                                   TERM           STRATEGIC MARKETS STRATEGIC TREASURY BOND MEDIATE
                                       RELATED TYPES OF RISK       BOND     BOND    INCOME    DEBT    INCOME   INCOME   II   BOND
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Interests    credit, interest rate, market, /X/      /X/      /X/     /X/       /X/     /X/    /X/    /X/
in a stream of payments from         prepayment
specific assets, such as auto or
credit card receivables.
------------------------------------------------------------------------------------------------------------------------------------
BANK OBLIGATIONS Negotiable          credit, currency, liquidity,   /X/(1)   /X/(1)   /X/     /X/       /X/     /X/    /X/    /X/
certificates of deposit, time        political
deposits and bankers' acceptances
of domestic and foreign issuers.
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER Unsecured short     credit, currency, interest     /X/(1)   /X/(1)   / /     /X/       /X/     / /    /X/    /X/
term debt issued by domestic and     rate, liquidity, market,
foreign banks or corporations.       political
These securities are usually
discounted and are rated by S&P,
Moody's or other nationally
recognized statistical rating
organization.
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES Domestic and  credit, currency, interest     /X/(1)   /X/(1)   / /     /X/       /X/     /X/     --     --
foreign debt securities that can be  rate, liquidity, market, converted into equity securities at  political, valuation
a future time and price.
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS Debt securities of   credit, currency, interest     /X/(1)   /X/(1)   /X/     /X/       /X/     /X/    /X/    /X/
domestic and foreign industrial,     rate, liquidity, market,
utility, banking, and other          political, valuation
financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGES (DIRECTLY HELD) Domestic   credit, environmental,         /X/      /X/      /X/      --       / /     / /    / /    / /
debt instrument which gives the      extension, interest rate,
lender a lien on property as         liquidity, market, natural
security for the loan payment.       event, political, prepayment,
                                     valuation
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES Domestic  credit, currency, extension,   /X/(1,2) /X/(1,2) /X/(2)  /X/(2)    /X/(2)  / /(2) /X/    /X/
and foreign securities (such as      interest rate, leverage,
Ginnie Maes, Freddie Macs, Fannie    market, political, prepayment
Maes) which represent interests in
pools of mortgages, whereby the
principal and interest paid every
month is passed through to the
holder of the securities.
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE DOLLAR ROLLS The sale of    currency, extension, interest  /X/(1,2) /X/(1,2) /X/(2)  / /(2)    / /(2)  / /(2) / /(2) / /(2)
domestic and foreign                 rate, leverage, liquidity,
mortgage-backed securities with the  market, political, prepayment promise to purchase similar
securities at a later date.
Segregated liquid assets are used
to offset leverage risk.
------------------------------------------------------------------------------------------------------------------------------------
PARTICIPATION INTERESTS Interests    credit, currency, extension,   /X/(1)   /X/(1)   /X/     /X/       /X/      --    /X/    /X/
that represent a share of bank debt  interest rate, liquidity,
or similar securities or             political, prepayment
obligations.
------------------------------------------------------------------------------------------------------------------------------------
PRIVATE PLACEMENTS Bonds or other    credit, interest rate,         /X/      /X/      /X/     /X/       /X/     / /    / /    / /
investments that are sold directly   liquidity, market, valuation
to an institutional investor.
------------------------------------------------------------------------------------------------------------------------------------
REITS AND OTHER REAL-ESTATE RELATED  credit, interest rate,         /X/      /X/      /X/     /X/       /X/     / /    / /    / /
INSTRUMENTS Securities of issuers    liquidity, market, natural
that invest in real estate or are    event, prepayment, valuation
secured by real estate.
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS Contracts      credit                         /X/      /X/      /X/     /X/       /X/     /X/    /X/    /X/
whereby the Fund agrees to purchase
a security and resell it to to the
seller on a particular date and at
a specific price.
------------------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS        credit, leverage               /X/(2)   /X/(2)   /X/(2)  /X/(2)    /X/(2)  / /(2) /X/(2) /X/(2)
Contracts whereby the Fund sells a
security and agrees to repurchase
it from the buyer on a particular
date and at a specific price.
Considered a form of borrowing.
------------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN DEBT, BRADY BONDS, AND     credit, currency, interest     /X/(1)   /X/(1)   /X/     /X/       /X/     / /    /X/    /X/
DEBT OF SUPRANATIONAL ORGANIZATIONS  rate, market, political
Dollar- or non-dollar- denominated
securities issued by foreign
governments or supranational
organizations. Brady bonds are
issued in connection with debt
restructurings.
------------------------------------------------------------------------------------------------------------------------------------
SWAPS Contractual agreement whereby  credit, currency, interest     /X/(1,2) /X/(1,2) /X/(2)  /X/(2)    /X/(2)  /X/(2) / /(2) / /(2)
a party agrees to exchange periodic  rate, leverage, market,
payments with a counterparty.        political
Segregated liquid assets are used
to offset leverage risk.
------------------------------------------------------------------------------------------------------------------------------------
TAX EXEMPT MUNICIPAL SECURITIES      credit, interest rate,         / /      / /       --      --       /X/     /X/    / /    / /
Securities, generally issued as      market, natural event,
general obligation and revenue       political
bonds, whose interest is exempt
from federal taxation and state
and/or local taxes in the state
where the securities were issued.
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES Debt      interest rate                  /X/      /X/      /X/     /X/       /X/     /X/    /X/    /X/
instruments (Treasury bills, notes,
and bonds) guaranteed by the U.S.
government for the timely payment
of principal and interest.
------------------------------------------------------------------------------------------------------------------------------------
ZERO COUPON, PAY-IN-KIND, AND        credit, currency, interest     /X/(1)   /X/(1)   /X/     /X/       /X/     / /    /X/    /X/
DEFERRED PAYMENT SECURITIES          rate, liquidity, market,
Domestic and foreign securities      political, valuation
offering non-cash or delayed-cash
payment. Their prices are typically
more volatile than those of some
other debt instruments and involve
certain special tax considerations.
------------------------------------------------------------------------------------------------------------------------------------

RISK RELATED TO CERTAIN INVESTMENTS HELD BY THE FUNDS:

CREDIT RISK The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

CURRENCY RISK The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

ENVIRONMENTAL RISK The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

EXTENSION RISK The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

INTEREST RATE RISK The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

LEVERAGE RISK The risk of gains or losses disproportionately higher than the amount invested.

LIQUIDITY RISK The risk the holder may not be able to sell the security at the time or price it desires.

MARKET RISK The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

NATURAL EVENT RISK The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

POLITICAL RISK The risk governmental policies or other political actions will negatively impact the value of the investment.

PREPAYMENT RISK The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

VALUATION RISK The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.


(1) For each of the Short Term Bond and Bond Funds all foreign securities in the aggregate may not exceed 25% of the Fund's assets.

(2) All forms of borrowing (including securities lending, mortgage dollar rolls and reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1/3% of the Fund's total assets.


                                       48 & 49

RISK AND REWARD ELEMENTS FOR THE FUNDS

This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines each Fund's policies toward various investments, including those that are designed to help certain Funds manage risk.

POTENTIAL RISKS                                      POTENTIAL REWARDS                     POLICIES TO BALANCE RISK AND REWARD
----------------------------------------------------------------------------------------------------------------------------------
MARKET CONDITIONS

-   Each Fund's share price, yield, and     -   Bonds have generally outperformed     -   Under normal circumstances the
    total return will fluctuate in              money market investments over the         Funds plan to remain fully invested
    response to bond market movements           long term, with less risk than            in bonds and other fixed income
                                                stocks                                    securities.
-   The value of most bonds will fall
    when interest rates rise; the           -   Most bonds will rise in value when    -   Bond investments may include U.S.
    longer a bond's maturity and the            interest rates fall                       and foreign corporate and
    lower its credit quality, the more                                                    government bonds, mortgage-backed
    its value typically falls               -   Mortgage-backed and asset-backed          and asset-backed securities,
                                                securities and direct mortgages can       convertible securities,
-   Adverse market conditions may from          offer attractive returns                  participation interests and private
    time to time cause a Fund to take                                                     placements
    temporary defensive positions that
    are inconsistent with its principal                                               -   The Funds' seek to limit risk and
    investment strategies and may                                                         enhance total return or yields
    hinder a Fund from achieving its                                                      through careful management, sector
    investment objective                                                                  allocation, individual securities
                                                                                          selection, and duration management
-   Mortgage-backed and asset-backed
    securities (securities representing                                               -   During severe market downturns, the
    an interest in, or secured by, a                                                      Funds have the option of investing
    pool of mortgages or other assets                                                     up to 100% of assets in high
    such as receivables) and direct                                                       quality short-term securities
    mortgages could generate capital
    losses or periods of low yields if                                                -   Each adviser monitors interest rate
    they are paid off substantially                                                       trends, as well as geographic and
    earlier or later than anticipated                                                     demographic information related to
                                                                                          mortgage-backed securities and
                                                                                          mortgage prepayments
----------------------------------------------------------------------------------------------------------------------------------
CREDIT QUALITY

-   The default of an issuer would          -   Investment-grade bonds have a lower   -   Each Fund maintains its own
    leave a Fund with unpaid interest           risk of default                           policies for balancing credit
    or principal                                                                          quality against potential yields
                                            -   Junk bonds offer higher yields and        and gains in light of its
-   Junk bonds (those rated BB, Ba or           higher potential gains                    investment goals
    lower) have a higher risk of
    default, tend to be less liquid,                                                  -   Each adviser develops its own
    and may be more difficult to value                                                    ratings of unrated securities and
                                                                                          makes a credit quality
                                                                                          determination for unrated
                                                                                          securities

                                                                                      -   At least 90% of the Short Term Bond
                                                                                          Fund's assets must be investment
                                                                                          grade or better at the time of
                                                                                          purchase.
----------------------------------------------------------------------------------------------------------------------------------
FOREIGN INVESTMENTS

-   A Fund could lose money because of      -   Foreign bonds, which represent a      -   Foreign bonds are a primary
    foreign government actions,                 major portion of the world's fixed        investment only for the Global
    political instability, or lack of           income securities, offer attractive       Strategic Income and Emerging
    adequate and accurate information           potential performance and                 Markets Debt Funds and may be a
                                                opportunities for diversification         significant investment for the
-   Currency exchange rate movements                                                      Short Term Bond, Bond II,
    could reduce gains or create losses     -   Favorable exchange rate movements         Intermediate Bond and Strategic
                                                could generate gains or reduce            Income Funds
-   Currency and investment risks tend          losses
    to be higher in emerging markets;                                                 -   To the extent that a Fund invests
    these markets also present higher       -   Emerging markets can offer higher         in foreign bonds, it may manage the
    liquidity and valuation risks               returns                                   currency exposure of its foreign
                                                                                          investments relative to its
                                                                                          benchmark, and may hedge a portion
                                                                                          of its foreign currency exposure
                                                                                          into the U.S. dollar from time to
                                                                                          time (see also "Derivatives");
                                                                                          these currency management
                                                                                          techniques may not be available for
                                                                                          certain emerging markets
                                                                                          investments

POTENTIAL RISKS                                      POTENTIAL REWARDS                      POLICIES TO BALANCE RISK AND REWARD
----------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES

-  When a Fund buys securities before       -  A Fund can take advantage of           -  Each Fund segregates liquid assets
   issue or for delayed delivery, it           attractive transaction                    to offset leverage risks
   could be exposed to leverage risk           opportunities
   if it does not segregate liquid
   assets
----------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT CHOICES

-  A Fund could underperform its            -  A Fund could outperform its            -  Each adviser focuses its active
   benchmark due to its sector,                benchmark due to these same choices       management on those areas where it
   securities or duration choices                                                        believes its commitment to research
                                                                                         can most enhance returns and manage
                                                                                         risks in a consistent way
----------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES

-  Derivatives such as futures,             -  Hedges that correlate well with        -  The Funds use derivatives, such as
   options, swaps and forward foreign          underlying positions can reduce or        futures, options, swaps and forward
   currency contracts(1) that are used         eliminate losses at low cost              foreign currency contracts for
   for hedging the portfolio or                                                          hedging and for risk management
   specific securities may not fully        -  A Fund could make money and protect       (i.e., to adjust duration or yield
   offset the underlying positions and         against losses if management's            curve exposure, or to establish or
   this could result in losses to the          analysis proves correct                   adjust exposure to particular
   Fund that would not have otherwise                                                    securities, markets, or
   occurred                                 -  Derivatives that involve leverage         currencies); risk management may
                                               could generate substantial gains at       include management of a Fund's
-  Derivatives used for risk                   low cost                                  exposure relative to its benchmark
   management may not have the
   intended effects and may result in                                                 -  The Funds only establish hedges
   losses or missed opportunities                                                        that they expect will be highly
                                                                                         correlated with underlying
-  The counterparty to a derivatives                                                     positions
   contract could default
                                                                                      -  While the Funds (other than the
-  Certain types of derivatives                                                          Strategic Income Fund) may use
   involve costs to the Funds which                                                      derivatives that incidentally
   can reduce returns                                                                    involve leverage, they do not use
                                                                                         them for the specific purpose of
-  Derivatives that involve leverage                                                     leveraging their portfolios
   could magnify losses

-  Derivatives used for non-hedging
   purposes could cause losses that
   exceed the original investment

-  Derivatives may, for tax purposes,
   affect the character of gain and
   loss realized by a Fund, accelerate
   recognition of income to a Fund,
   affect the holding period of a
   Fund's assets and defer recognition
   of certain of a Fund's losses.
----------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING

-  When a Fund lends a security, there      -  A Fund may enhance income through      -  Each adviser maintains a list of
   is a risk that the loaned                   the investment of the collateral          approved borrowers
   securities may not be returned if           received from the borrower
   the borrower or the lending agent                                                  -  The Funds receive collateral equal
   defaults                                                                              to at least 100% of the current
                                                                                         value of securities loaned
-  The collateral will be subject to
   the risks of the securities in                                                     -  The lending agents indemnify a Fund
   which it is invested                                                                  against borrower default

                                                                                      -  Each adviser's collateral
                                                                                         investment guidelines limit the
                                                                                         quality and duration of collateral
                                                                                         investment to minimize losses

                                                                                      -  Upon recall, the borrower must
                                                                                         return the securities loaned within
                                                                                         the normal settlement period

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

POTENTIAL RISKS                                      POTENTIAL REWARDS                      POLICIES TO  BALANCE RISK AND REWARD
----------------------------------------------------------------------------------------------------------------------------------
ILLIQUID HOLDINGS

-   A Fund could have difficulty            -   These holdings may offer more         -   No Funds' may invest more than 15%
    valuing these holdings precisely            attractive yields or potential            of net assets in illiquid holdings
                                                growth than comparable widely
-   A Fund could be unable to sell              traded securities                     -   To maintain adequate liquidity to
    these holdings at the time or price                                                   meet redemptions, each Fund may
    desired                                                                               hold high quality short-term
                                                                                          securities (including repurchase
                                                                                          agreements and reverse repurchase
                                                                                          agreements) and, for temporary or
                                                                                          extraordinary purposes, may borrow
                                                                                          from banks up to 33 1/3% of the
                                                                                          value of its total assets or draw
                                                                                          on a line of credit
----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TRADING

-   Increased trading would raise a         -   A Fund could realize gains in a       -   The Funds' may use short-term
    Fund's transaction costs                    short period of time                      trading to take advantage of
                                                                                          attractive or unexpected
-   Increased short-term capital gains      -   A Fund could protect against losses       opportunities or to meet demands
    distributions would raise                   if a bond is overvalued and its           generated by shareholder activity
    shareholders' income tax liability          value later falls
                                                                                      -   The Funds' Portfolio Turnover Rate
                                                                                          for the most recent fiscal years
                                                                                          are listed below:
                                                                                          Bond Fund: 216% (for the most recent
                                                                                          semi-annual period)
                                                                                          Bond Fund II: 86% (for the most recent
                                                                                          semi-annual period)
                                                                                          Fleming Emerging Markets Debt Fund: 141%
                                                                                          (for the fiscal year ended 7/31/01
                                                                                          period)
                                                                                          Global Strategic Income Fund: 139%
                                                                                          (for the most recent semi-annual period)
                                                                                          Intermediate Bond Fund: 74% (for the most
                                                                                          recent semi-annual period)
                                                                                          Short Term Bond Fund: 97% (for the most
                                                                                          recent semi-annual period)
                                                                                          Strategic Income Fund: 113%
                                                                                          (for the most recent semi-annual period)
                                                                                          US Treasury Income Fund: 39% (for the
                                                                                          most recent semi-annual period)

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN BOND FUND II(1)

                                                                            11/1/00
                                                                            THROUGH      YEAR      YEAR      YEAR    1/1/97(2)
                                                                            4/30/01     ENDED     ENDED     ENDED    THROUGH
PER SHARE OPERATING PERFORMANCE:                                          (UNAUDITED)  10/31/00  10/31/99  10/31/98  10/31/97
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $38.02    $38.38    $41.29    $41.01    $40.34
-----------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:

     Net investment income                                                     1.18      2.38      2.36      2.56      2.31

     Net gain or loss in securities (both realized and unrealized)             0.98    (0.36)    (2.37)      0.76      0.67
                                                                             ------    ------   -------    ------    ------
     Total from investment operations                                          2.16      2.02    (0.01)      3.32      2.98

   Less distributions:

     Dividends from net investment income                                      1.18      2.38      2.36      2.55      2.31

     Distributions from capital gains                                            --        --      0.54      0.49        --
                                                                             ------    ------   -------    ------    ------
     Total distributions                                                       1.18      2.38      2.90      3.04      2.31

Net asset value, end of period                                               $39.00    $38.02    $38.38    $41.29    $41.01
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                  6.71%     5.50%   (0.01%)     8.44%     7.64%
=============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (in millions)                                   $651      $587      $620      $590      $520
-----------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------
     Expenses(3)                                                              0.67%     0.69%     0.03%     0.03%     0.02%
-----------------------------------------------------------------------------------------------------------------------------
     Net investment income(3)                                                 6.08%     6.30%     5.97%     6.27%     6.89%
-----------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings credits(3)         0.74%     0.71%     0.49%     0.51%     0.49%
-----------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and
       earnings credits(3)                                                    6.01%     6.28%     5.51%     5.79%     6.42%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                         86%      157%      300%      306%      261%
-----------------------------------------------------------------------------------------------------------------------------

(1)  Formerly Chase Vista Select Bond Fund Institutional Class Shares.

(2)  Commencement of operations.

(3)  Short periods have been annualized.

JPMORGAN FLEMING EMERGING MARKETS DEBT FUND(1)

                                                                                          SEVEN
                                                                         YEAR     YEAR    MONTHS      YEAR      YEAR
                                                                        ENDED    ENDED    ENDED       ENDED     ENDED
PER-SHARE DATA                                                         7/31/01  7/31/00  7/31/99(2)  12/31/98 12/31/97(3)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $8.77    $7.29     $7.30      $9.76    $10.00
-------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:

     Net investment income                                               0.88     0.95      0.49       1.15      0.58

     Net realized and unrealized gain (loss) on investment             (0.87)     1.42      0.02     (2.64)    (0.05)
                                                                      -------  -------    ------     ------    ------
     Total from investment operations                                    0.01     2.37      0.51     (1.49)      0.53

   Distributions to shareholders from:

     Net investment income                                               0.96   (0.89)    (0.52)     (0.81)    (0.58)

     In excess of net investment income                                    --       --        --     (0.16)    (0.02)

     Net realized gain                                                     --       --        --         --    (0.17)
                                                                      -------  -------    ------     ------    ------
     Total distributions to shareholders                                 0.96   (0.89)    (0.52)     (0.97)    (0.77)

Net asset value, end of period                                          $7.82    $8.77     $7.29      $7.30     $9.76
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                          (0.17)%   34.12%     7.27%(4)(15.93)%     5.47%(4)
=========================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (in millions)                              $35      $20       $26        $19       $12
-------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                       1.25%    1.25%     1.25%(5)   1.25%     1.25%(5)
-------------------------------------------------------------------------------------------------------------------------
     Net investment income                                             11.20%   11.01%    12.28%(5)  10.05%     9.71%(5)
-------------------------------------------------------------------------------------------------------------------------
     Expenses without reimbursement                                     1.92%    1.95%     2.51%(5)   2.09%     2.40%(5)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate*                                                 141%     295%      555%(4)    791%      182%(4)
-------------------------------------------------------------------------------------------------------------------------

(1)  Formerly J.P. Morgan Emerging Markets Debt Fund

(2)  In 1999, the Fund changed the fiscal year-end from 12/31 to 7/31.


(3)  The Fund commenced operations on 4/17/97.

(4)  Not annualized.

(5)  Annualized.

* The percentages reflect the portfolio turnover of The Emerging Markets Debt Portfolio, of which the Fund invested all of its investable assets.

JPMORGAN INTERMEDIATE BOND FUND(1)

                                                                                11/1/00
                                                                                THROUGH      YEAR      YEAR       YEAR    1/1/97(2)
                                                                                4/30/01     ENDED     ENDED      ENDED    THROUGH
PER SHARE OPERATING PERFORMANCE:                                              (UNAUDITED)  10/31/00  10/31/99   10/31/98  10/31/97
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $9.66     $9.69    $10.36     $10.19    $10.09
----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:

     Net investment income                                                         0.28      0.55      0.55       0.62      0.55

     Net gains or losses in securities (both realized and unrealized)              0.32    (0.03)    (0.52)       0.17      0.10
                                                                                  -----     -----     -----     ------    ------
     Total from investment operations                                              0.60      0.52      0.03       0.79      0.65

   Less distributions:

     Dividends from net investment income                                          0.28      0.55      0.55       0.62      0.55

     Distributions from capital gains                                                --        --      0.15         --        --
                                                                                  -----     -----     -----     ------    ------
     Total distributions                                                           0.28      0.55      0.70       0.62      0.55

Net asset value, end of period                                                    $9.98     $9.66     $9.69     $10.36    $10.19
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                      6.22%     5.61%     0.33%      7.98%     6.71%
==================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (in millions)                                       $454      $387      $376       $353      $319
----------------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------------
     Expenses(3)                                                                  0.75%     0.70%     0.04%      0.04%     0.06%
----------------------------------------------------------------------------------------------------------------------------------
     Net investment income(3)                                                     5.63%     5.78%     5.55%      6.16%     6.67%
----------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings credits(3)             0.75%     0.72%     0.50%      0.52%     0.54%
----------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements
        and earnings credits(3)                                                   5.63%     5.76%     5.09%      5.68%     6.19%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                             74%      110%      123%       168%      193%
----------------------------------------------------------------------------------------------------------------------------------

(1)  Formerly Chase Vista Select Intermediate Bond Fund Institutional Class
     Shares.

(2)  Commencement of operations.

(3)  Short periods have been annualized.

JPMORGAN STRATEGIC INCOME FUND(1)

                                                                                    11/01/99    11/30/98(3)
                                                                                     THROUGH    THROUGH
PER SHARE OPERATING PERFORMANCE:                                                    11/05/99(2) 10/31/99
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                   $9.59      $10.00
--------------------------------------------------------------------------------------------------------
   Income from Investment Operations:

     Net Investment Income                                                              0.01        0.72

     Net Gains or Losses in Securities (both realized and unrealized)                   0.04      (0.41)
                                                                                      ------     -------
     Total from Investment Operations                                                   0.05        0.31

   Distributions to Shareholders from:

     Dividends from Net Investment Income                                                 --        0.72

     Distributions from Capital Gains                                                     --          --

     Tax Return of Capital                                                                --          --
                                                                                      ------     -------
     Total Dividends and Distributions                                                    --        0.72

Net Asset Value, End of Period                                                         $9.64     $  9.59
--------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                           0.52%       3.29%
========================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------
     Net Assets, end of period (in millions)                                           $  --     $     1
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------------------------------
     Expenses(4)                                                                       0.40%       0.24%
--------------------------------------------------------------------------------------------------------
     Net Investment Income(4)                                                          4.77%       8.07%
--------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits(4)                  1.54%       3.87%
--------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits(4)     3.63%       4.44%
--------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                                 113%        136%
--------------------------------------------------------------------------------------------------------

(1)  Formerly Chase Vista Strategic Income Fund-Institutional Class Shares

(2) All outstanding shares were redeemed effective November 5, 1999. The Fund continues to offer Select Class shares for sale.

(3)  Commencement of operations.

(4)  Short periods have been annualized.

JPMORGAN U.S. TREASURY INCOME FUND(1)

                                                                                    2/16/01(2)
                                                                                     THROUGH
                                                                                     4/30/01
PER SHARE OPERATING PERFORMANCE:                                                   (UNAUDITED)
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                  $11.10
----------------------------------------------------------------------------------------------
   Income from Investment Operations:

     Net Investment Income                                                              0.11

     Net Gain or (Losses) in Securities (both realized and unrealized)                (0.10)
                                                                                      ------
     Total from Investment Operations                                                   0.01

   Distributions to Shareholders from:

     Dividends from Net Investment Income                                               0.11

     Distributions from Capital Gains                                                     --
                                                                                      ------
     Total Dividends and Distributions                                                  0.11

Net Asset Value, End of Period                                                        $11.00
----------------------------------------------------------------------------------------------
TOTAL RETURN                                                                           0.09%
==============================================================================================
RATIOS AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------
     Net Assets, End of Period (in millions)                                          $   48
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------
     Expenses(3)                                                                       0.55%
----------------------------------------------------------------------------------------------
     Net investment income(3)                                                          5.35%
----------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings credits(3)                  1.03%
----------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and earnings credits(3)     4.87%
----------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                  39%
----------------------------------------------------------------------------------------------

(1)  Formerly Chase Vista U.S. Treasury Income Fund - Institutional Class
     Shares.

(2)  Commencement of offering of class of shares.

(3)  Short periods have been annualized.

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

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JP MORGAN FUNDS
SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy shares through an institution Please contact that institution directly for More information. You can also find information on-line at www.jpmorganfunds.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you are there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
E-MAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC's website at http://www.sec.gov.


                       JPMorgan Funds Fulfillment Center
                                393 Manley Street
                        West Bridgewater, MA 02379-1039

The Funds' Investment Company Act File Nos. are 811-07342 for JPMorgan Short Term Bond Fund, JPMorgan Bond Fund and JPMorgan Global Strategic Income Fund, 811-5151 for JPMorgan Strategic Income Fund and JPMorgan U.S. Treasury Income Fund, 811-07795 for JPMorgan Global High Yield Bond Fund 811-7843, for JPMorgan Bond Fund II and 811-07340 for JPMorgan Fleming Emerging Markets Debt Fund.

       (C)2001 J.P. Morgan Chase & Co. All Rights Reserved. September 2001

                                                                     PR-FIS-1101